Other Borrowed Money (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Borrowed Money [Abstract]
Federal Home Loan Bank Advances	$ 35,000,000	$ 71,000,000
Federal Home Loan Bank advances, earliest maturity	2017
Federal Home Loan Bank advances, last maturity	2019
Interest rate on Federal Home Loan Bank Advances, Minimum (in hundredths)	0.56%
Interest rate on Federal Home Loan Bank Advances, Maximum (in hundredths)	4.75%
Book value of loans pledged	76,000,000
Remaining credit availability from FHLB	129,190,000
Aggregate stated maturities of other borrowed money [Abstract]
2017	9,000,000
2018 and Thereafter	26,000,000
Federal funds lines of credit	43,000,000
Federal funds lines of credit outstanding	0
Federal Reserve Bank of Atlanta [Member]
Short-term Debt [Line Items]
Borrowing outstanding	0
Repurchase Agreements [Member]
Short-term Debt [Line Items]
Available repurchase agreement line of credit	$ 50,000,000